Income Taxes - Provision for Income Taxes (Details) (CAD)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Deferred tax asset attributable to:
Current operations	97,767	(791,737)	(59,904)
Less: loss on debt settlement		97,350
Gain in transfer of mineral interest	(329,909)
Change in derivative liabilities	(1,527)	(398,893)
Warrant liabilities		432,880
Amortization of Beneficial Conversion Feature	5,251	246,192
Stock-based compensation	80,000
Valuation allowance	148,418	414,208	59,904
Net refundable amount	0	0	0